GOODWILL (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in goodwil
Beginning balance	$ 107,714	$ 41,690
Acquired through business combinations		69,136
Foreign exchange	(37)	(3,112)
Ending balance	$ 107,677	$ 107,714